Debt - Senior Secured Notes - Narrative (Details) € in Millions		12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 14, 2022	May 31, 2021 USD ($)	May 31, 2021 EUR (€)	May 20, 2021	Mar. 31, 2021 USD ($)	Jun. 19, 2020 USD ($)
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt		$ (13,000,000)	$ (92,000,000)	$ (28,000,000)
Debt issuance costs, net		45,000,000	48,000,000
Senior Notes
Debt Instrument [Line Items]
Principal		4,603,000,000	5,393,000,000
Debt issuance costs, net		26,000,000	36,000,000
5.350% Senior Secured U.S. Dollar Notes due October 2023 | Senior Notes
Debt Instrument [Line Items]
Principal		$ 61,000,000	$ 61,000,000
Stated interest rate on debt (as a percent)		5.35%	5.35%				5.35%
Debt issuance costs, net		$ 0	$ 0
5.350% Senior Secured U.S. Dollar Notes due October 2023 | Senior Notes | Subsequent event
Debt Instrument [Line Items]
Consideration paid, excluding interest						$ 61,000,000
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Senior Notes
Debt Instrument [Line Items]
Consideration paid, excluding interest								$ 406,000,000
Principal		$ 700,000,000	$ 1,100,000,000					$ 400,000,000
Stated interest rate on debt (as a percent)		6.50%	6.50%				6.50%	6.50%	6.50%
Gain (loss) on extinguishment of debt		$ (9,000,000)
Debt issuance costs, net		3,000,000	$ 7,000,000
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Senior Notes | Subsequent event
Debt Instrument [Line Items]
Repurchase amount	$ 200,000,000
Redemption price, per principal amount redeemed	$ 1,012.54
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes
Debt Instrument [Line Items]
Consideration paid, excluding interest								$ 198,000,000	€ 201
Principal		$ 320,000,000	$ 566,000,000				€ 300	$ 197,000,000	€ 200
Stated interest rate on debt (as a percent)		3.50%	3.50%				3.50%	3.50%	3.50%	3.50%
Gain (loss) on extinguishment of debt		$ (2,000,000)
Debt issuance costs, net		$ 1,000,000	$ 3,000,000
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes | Subsequent event
Debt Instrument [Line Items]
Repurchase amount | €					€ 188
4.750% Senior Secured Euro Notes due February 2023 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount											$ 1,000,000,000	€ 850
Consideration paid, excluding interest											$ 1,100,000,000
Stated interest rate on debt (as a percent)		4.75%	4.75%				4.75%				4.75%	4.75%	4.75%
Gain (loss) on extinguishment of debt			$ (67,000,000)
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Senior Notes
Debt Instrument [Line Items]
Principal		$ 750,000,000	$ 750,000,000
Stated interest rate on debt (as a percent)		4.125%	4.125%				4.125%
Debt issuance costs, net		$ 5,000,000	$ 6,000,000
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Senior Notes
Debt Instrument [Line Items]
Repurchase amount														$ 1,000,000,000	$ 500,000,000
Consideration paid, excluding interest														$ 1,000,000,000	$ 525,000,000
Stated interest rate on debt (as a percent)		6.25%	6.25%				6.25%
Gain (loss) on extinguishment of debt			$ (18,000,000)	(23,000,000)
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Expense | Senior Notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt			6,000,000	5,000,000
6.250% Senior Secured U.S. Dollar Notes due February 2022 | Other Expense | Senior Notes
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt			(24,000,000)	$ (28,000,000)
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Senior Notes
Debt Instrument [Line Items]
Principal		$ 750,000,000	$ 750,000,000				€ 750
Stated interest rate on debt (as a percent)		5.25%	5.25%				5.25%
Debt issuance costs, net		$ 5,000,000	$ 6,000,000